Shareholders’ Equity (Details) - Schedule of warrant activity - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Shareholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Warrants Outstanding, Beginning balance	5,327,274
Weighted Average Exercise Price, Beginning balance	$ 0.29
Average Remaining Contractual Life, Beginning balance
Warrants Outstanding, Granted	33,976,252	5,327,274
Weighted Average Exercise Price, Granted	$ 1.07	$ 0.55
Average Remaining Contractual Life, Granted	3 years 5 months 23 days	5 years 6 months
Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Average Remaining Contractual Life, Forfeited
Warrants Outstanding, Exercised	(13,657,274)
Weighted Average Exercise Price, Exercised	$ 0.38
Average Remaining Contractual Life, Exercised
Warrants Outstanding, Ending balance	25,646,252	5,327,274
Weighted Average Exercise Price, Ending balance	$ 1.24	$ 0.29
Average Remaining Contractual Life, Ending balance	3 years 29 days	5 years 3 months 21 days